Debt (Tables) - Manscaped Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2021
Debt (Tables) [Line Items]
Schedule of long-term debt, net
	December 31,
	2021	2020
Line of credit	$15,000	$7,000
Term loan(1)	36,111	24,083
Total debt	51,111	31,083
Less: unamortized debt issuance costs(1)	5,385	4,188
Total debt, net of debt issuance costs	45,726	26,895
Less: current portion	15,000	7,000
Total long-term debt, net	$30,726	$19,895

Schedule of maturities of the long-term debt
2022	15,000
2023	15,000
2024	21,111
$51,111